Inventories, net - Restructuring Reserve by Type of Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Valuation Reserve [Roll Forward]
Balance at beginning of year	$ (28)	$ (43)	$ (34)
Provisions, net	(2)	(1)	(34)
Amounts written off	7	11	24
Other	1	4	1
Balance at end of year	$ (22)	$ (28)	$ (43)